CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash	$ 180,183	1,122,557	783,699
Restricted cash	2,322	14,468	4,263
Short-term investments	226,135	1,408,845	1,270,343
Accounts receivable (net of allowance for doubtful accounts of RMB2,022 and RMB3,260 as of December 31, 2011 and 2012, respectively)	8,457	52,688	43,708
Prepayments and other current assets	44,982	280,242	199,836
Deferred tax assets, current	1,387	8,643	11,042
Total current assets	463,466	2,887,443	2,312,891
Property and equipment, net	45,049	280,657	192,120
Intangible assets, net	629	3,919	4,290
Other long-term assets	11,130	69,343	48,649
Deferred tax assets, non-current			86
Total non-current assets	56,808	353,919	245,145
Total assets	520,274	3,241,362	2,558,036
Current liabilities:
Accounts payable	2,752	17,146	20,326
Salary and employee related accrual	7,777	48,450	44,287
Taxes payable	10,571	65,858	54,623
Advance from customers	54,306	338,330	290,460
Other payables and accruals	16,623	103,565	40,793
Total current liabilities	92,029	573,349	450,489
Deferred tax liabilities, non-current	318	1,985	1,972
Total liabilities	92,347	575,334	452,461
Commitments and contingencies
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 56,981,341 and 57,786,679 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	8	48	47
Additional paid-in capital	184,937	1,152,174	1,061,819
Statutory reserves	1,115	6,944	7,332
Accumulated other comprehensive income	261	1,629	1,638
Retained earnings	241,606	1,505,233	1,034,739
Total shareholders' equity	427,927	2,666,028	2,105,575
Total liabilities and shareholders' equity	$ 520,274	3,241,362	2,558,036